Intangible assets (Details 3) R$ in Thousands	Dec. 31, 2017 BRL (R$)
CGU - UNIB - South
CGU and operating segments
+0.5% on discount rate	R$ 11,327,443
-0.5% on perpetuity	11,485,194
Operating segment - Polyolefins
CGU and operating segments
+0.5% on discount rate	25,042,032
-0.5% on perpetuity	25,405,611
Operating segment - Vinyls
CGU and operating segments
+0.5% on discount rate	4,808,622
-0.5% on perpetuity	R$ 4,877,875